FINANCIAL INFORMATION OF PARENT COMPANY - PARENT COMPANY CONDENSED BALANCE SHEETS - Parentheticals (Details) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Class A ordinary shares
PARENT COMPANY CONDENSED BALANCE SHEETS
Ordinary shares, par value	$ 0.01	$ 0.01
Ordinary shares, shares authorized	43,000,000,000	43,000,000,000
Ordinary shares, shares issued	4,504,052,678	3,675,467,659
Ordinary shares, shares outstanding	4,504,052,678	3,675,467,659
Class B ordinary shares
PARENT COMPANY CONDENSED BALANCE SHEETS
Ordinary shares, par value	$ 0.01	$ 0.01
Ordinary shares, shares authorized	6,000,000,000	6,000,000,000
Ordinary shares, shares issued	63,607,334	63,607,334
Ordinary shares, shares outstanding	63,607,334	63,607,334
Parent Company | Class A ordinary shares
PARENT COMPANY CONDENSED BALANCE SHEETS
Ordinary shares, par value	$ 0.01	$ 0.01
Ordinary shares, shares authorized	43,000,000,000	43,000,000,000
Ordinary shares, shares issued	4,504,052,678	3,675,467,659
Ordinary shares, shares outstanding	4,504,052,678	3,675,467,659
Parent Company | Class B ordinary shares
PARENT COMPANY CONDENSED BALANCE SHEETS
Ordinary shares, par value	$ 0.01	$ 0.01
Ordinary shares, shares authorized	6,000,000,000	6,000,000,000
Ordinary shares, shares issued	63,607,334	63,607,334
Ordinary shares, shares outstanding	63,607,334	63,607,334